Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Property and Equipment, Gross	$ 8,007	$ 6,741
Accumulated depreciation	(5,041)	(4,013)
Property and Equipment, net	2,966	2,728
Laboratory Equipment [Member]
Cost:
Property and Equipment, Gross	3,164	2,765
Greenhouse Equipment [Member]
Cost:
Property and Equipment, Gross	751	713
Computer Equipment [Member]
Cost:
Property and Equipment, Gross	225	167
Office Furniture [Member]
Cost:
Property and Equipment, Gross	300	216
Leasehold Improvements [Member]
Cost:
Property and Equipment, Gross	3,310	2,629
Electronic equipment [Member]
Cost:
Property and Equipment, Gross	6
Vehicles [Member]
Cost:
Property and Equipment, Gross	$ 251	$ 251